Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Transactions and Balances With Related Parties [Abstract]
Schedule of balances with related parties
	December 31,
	2018	2019
	Thousands USD	Thousands USD
Other payables	74	130

Shareholder and other related parties benefits

	Year ended on December 31,
	2017	2018	2019
	Thousands USD	Thousands USD	Thousands USD
Salaries and related expenses- related parties employed by the Group	1,138	829	1,047
Number of related parties	5	4	4
Compensation for directors not employed by the Group	494	311	218
Number of directors	9	7	6